Unearned Revenue, Current and Non-current (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Unearned Revenue, Current and Non-Current [Abstract]
Hires collected in advance	$ 7,196	$ 4,002
Charter revenue resulting from varying charter rates	27,569	18,234
Total deferred revenue	34,765	22,236
Less current portion	(9,601)	(5,595)
Non-current portion	$ 25,164	$ 16,641